SA Global Fixed Income Fund
SA Global Fixed Income Fund
Goal

The Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index.

Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SA Global Fixed Income Fund
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SA Global Fixed Income Fund
Management fees		0.35%
Shareholder servicing fee		0.25%
Other expenses		0.20%
Total annual Fund operating expenses		0.80%
Fee waiver and/or expense reimbursement	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.80%
[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.80% of average daily net assets. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. The Adviser may elect to recapture any amounts waived or reimbursed subject to certain conditions, including that repayment does not cause annual operating expenses to exceed 0.80% of average daily net assets and that any such repayment must be made within three years after the year in which the waiver/reimbursement was made.

Expense Example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SA Global Fixed Income Fund	82	256	444	990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in:

•	obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities;

•	obligations of supranational organizations, such as the World Bank and the European Investment Bank;

•	obligations of other U.S. and foreign issuers including:

•	corporate debt obligations;

•	commercial paper;

•	bank obligations; and

•	repurchase agreements.

The Fund primarily invests in fixed income securities that mature within five years from the date of settlement. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in fixed income securities.

The Fund normally invests in fixed income securities that are rated investment grade. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated at least BBB- by S&P, Baa3 by Moody’s, or BBB- by Fitch or, if unrated, have been determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in U.S. Treasury bonds, bills and notes and obligations of federal agencies or instrumentalities. Some U.S. government obligations in which the Fund may invest, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, while others are not, such as those of or guaranteed by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

The Fund may also invest in fixed income securities, such as bills, notes, bonds and other debt securities, issued or guaranteed by foreign governments or their agencies or instrumentalities and may invest in debt securities of supranational organizations. With respect to corporate debt securities (e.g., bonds and debentures), the Fund generally invests in nonconvertible investment grade securities that are issued by U.S. and foreign issuers.

The types of bank and bank holding company obligations in which the Fund may invest include, without limitation: certificates of deposit (including marketable variable rate certificates of deposit), bankers’ acceptances, commercial paper, repurchase agreements and other debt obligations that mature within five years of the date of settlement, provided such obligations meet the Fund’s established credit rating or other criteria. Commercial paper and certificates of deposit must, at the time of investment, be rated at least A-3 by S&P, P-3 by Moody’s, F3 by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least BBB- by S&P or Fitch or Baa3 by Moody’s.

All ratings described above apply at the time of investment.

These securities may be denominated in U.S. dollars as well as other currencies, including the Euro. The Fund invests in foreign issuers in countries with developed markets designated by the Investment Committee of the Sub-Adviser from time to time. As of the date of this Prospectus, the Fund is authorized to invest in foreign issuers in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. This list of authorized countries is subject to change. The Sub-Adviser will determine when and whether to invest in countries that have been authorized depending on a number of factors, such as asset availability in the Fund and characteristics of each country’s market. Under normal market conditions, the Fund will invest (1) at least 40% (and up to 100%) of its total assets in the securities of foreign issuers and (2) in issuers organized or having a majority of their assets in, or deriving a majority of their operating income from, at least three different countries, one of which may be the United States. The actual number of countries represented in the Fund’s portfolio may vary over time.

The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. For example, the Sub-Adviser may sell a security denominated in one currency and buy a security denominated in a different currency depending on market conditions. The Fund will invest no more than 50% of its total assets in securities denominated in U.S. dollars at the time of purchase.

The Fund may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The Fund may lend its portfolio securities to generate additional income.

Principal Investment Risks

The Fund’s share price and yield may change daily because of changes in interest rates and other market conditions and factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

•	Interest Rate and Related Risks: Generally, when market interest rates rise, the value of debt securities declines, and vice versa. Investing in such securities means that the Fund’s net asset value will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•	Credit Risk: It is possible that some issuers or guarantors may default on debt securities held by the Fund, or a counterparty to a repurchase agreement, derivatives contract or other transaction may be unable or unwilling to honor its obligations. Also, an issuer may suffer adverse changes in financial condition that could result in a downgrade in credit rating leading to greater volatility in the price of the security and, consequently, in the price of shares of the Fund. A change in the credit rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not guarantees as to the payment of interest and repayment of principal.

•	Income Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or if the Fund experiences defaults on debt securities it holds.

•	Investment Grade Securities Risk: Debt securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•	Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

•	Foreign Government and Supranational Organization Obligations Risk: By investing in foreign government obligations, the Fund will be exposed to the direct or indirect consequences of political, social, and economic changes in various countries. The Fund may have limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations it holds.

•	Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

•	Hedging Risk: Forward foreign currency exchange contracts may be used to hedge foreign currency risk. Hedging tends to limit any potential gain that may be realized if the value of the Fund’s portfolio holdings increases because of currency fluctuations. In addition, hedging may increase the Fund’s expenses. There is also a risk that a forward foreign currency exchange contract intended as a hedge may not perform as intended, in which case the Fund may not be able to minimize the effects of foreign currency fluctuations and may suffer a loss.

•	Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•	European Economic Risk: Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country.

•	U.S. Government Securities Risk: Although the Fund may invest in securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

•	Recent Market Conditions: The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of debt securities have been reduced. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

Annual Total Returns (per calendar year)

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2008	3.06%
Worst Quarter	6/30/2004	(3.43)%

The year-to-date return through the calendar quarter ended September 30, 2013 was -0.50%.

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
SA Global Fixed Income Fund	2.80%	2.87%	2.74%
SA Global Fixed Income Fund After Taxes on Distributions	1.35%	1.45%	1.66%
SA Global Fixed Income Fund After Taxes on Distributions and Sale of Fund Shares	1.81%	1.62%	1.76%
SA Global Fixed Income Fund Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index	2.10%	3.04%	3.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.